Plant and Equipment (US VR Global Inc.)	3 Months Ended	10 Months Ended
	Mar. 31, 2018	Dec. 31, 2017
Plant and Equipment

Note 2 – Property and Equipment

Property and equipment consists of the following at:

	March 31, 2018	December 31, 2107
Theme Park project-under construction	$454,000	$250,000
Computers and equipment	223,000	184,000
Furniture and fixtures	26,000	24,000
Leasehold improvement	32,000	30,000
Total property and equipment	735,000	488,000
Accumulated depreciation	(66,000)	(45,000)
Property and equipment, net	$669,000	$443,000

At March 31, 2018 and December 31, 2017, the Company had incurred $454,000 and $250,000, respectively, related to the development and construction of equipment and improvements for its planned facility (referred to as a “Theme Park”). The Theme Park will use virtual reality and augmented reality technologies to provide interactive and immersive rides, games and attractions. The Company believes it will need to expend approximately $10,000,000 to $15,000,000 more to open its first Theme Park, which it plans to do within the next 12 months. As the Theme Park is under construction and has not been placed into service, no depreciation was recorded on the Theme Park for the three months ended March 31, 2018.

Depreciation expense for the three months ended March 31, 2018 was $21,000.

Long-lived assets primarily include property and equipment. In accordance with the provision of ASC 360, the Company generally conducts its annual impairment evaluation to its long-lived assets, usually in the fourth quarter of each year, or more frequently if indicators of impairment exist, such as a significant sustained change in the business climate. The recoverability of long-lived assets is measured at the reporting unit level. If the total of the expected undiscounted future net cash flows is less than the carrying amount of the asset, a loss is recognized for the difference between the fair value and carrying amount of the asset. As at March 31, 2018 and December 31, 2017, the Company determined there were no indicators of impairment of its property and equipment.

US VR Global Inc. [Member]
Plant and Equipment

4.	PLANT AND EQUIPMENT

Plant and equipment as of December 31, 2017 are summarized below:

2017
Equipment – Office	$146,451
Equipment – Theme Park	69,723
Computer	37,197
Furniture and Fittings	23,908
Leasehold Improvement – Office	30,112
Leasehold Improvement – Theme Park	180,604
Total plant and equipment	487,995
Accumulated depreciation	$(44,521)
Plant and equipment, net	$443,474

Depreciation expense for the period ended December 31, 2017 was $44,521.